Form N-1A Cover	Mar. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MACQUARIE ETF TRUST
Entity Central Index Key	0001969995
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 25, 2025
Prospectus Date	Mar. 25, 2025